Subsequent Events	3 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

In April 2016, our wholly-owned subsidiary, Crestwood Pipeline and Storage Northeast LLC (Crestwood Northeast) and Con Edison Gas Pipeline and Storage Northeast, LLC (CEGP), a wholly owned subsidiary of Consolidated Edison, Inc. (Con Edison), entered into a definitive agreement to form a joint venture (the Stagecoach JV) to own and further develop our existing natural gas pipeline and storage business located in southern New York and northern Pennsylvania (the NE S&T assets). Subject to the terms and conditions of the contribution agreement (including customary closing conditions and purchase price adjustments), we will contribute to Stagecoach Gas Services LLC (Stagecoach Gas) the entities owning the NE S&T assets, CEGP will contribute $975 million to Stagecoach Gas in exchange for a 50% equity interest in Stagecoach Gas, and Stagecoach Gas will distribute to Crestwood Northeast the net cash proceeds received from CEGP. The Stagecoach JV transaction is expected to be substantially completed in the second quarter of 2016.

In conjunction with our entry into the contribution agreement with CEGP, Crestwood Midstream amended its credit facility in April 2016 to, among other things, (i) facilitate the closing of the joint venture and make investments in the joint venture thereafter, and (ii) implement our liability management plan with the net cash proceeds received from Stagecoach Gas, including the repurchase of Crestwood Midstream’s senior notes with borrowings under its credit facility. The operative terms of the amendment will become effective contemporaneously with the closing of the joint venture.

The impact of the transactions discussed above have not been reflected in this Quarterly Report on Form 10-Q as of and for the three months ended March 31, 2016. Detailed descriptions of the contribution agreement and resulting joint venture, as well as the amendment to Crestwood Midstream’s credit facility, are contained in the Form 8-K filed by each of Crestwood Midstream and Crestwood Equity with the SEC on April 22, 2015.